Note 7 - Deposits (Details) - Deposits (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 7 - Deposits (Details) - Deposits [Line Items]
Demand	0.00%	0.00%
Demand (in Dollars)	$ 48,677,819	$ 48,862,874
Demand	10.00%	9.80%
NOW	0.35%	0.41%
NOW (in Dollars)	86,601,344	86,422,323
NOW	17.80%	17.30%
Money market	0.47%	0.63%
Money market (in Dollars)	204,740,175	191,054,957
Money market	42.00%	38.20%
Savings	0.21%	0.14%
Savings (in Dollars)	23,726,095	23,659,368
Savings	4.90%	4.70%
Weighted Average Rate	0.49%	0.65%
Balance (in Dollars)	487,318,939	500,014,715
Percentage of Deposits	100.00%	100.00%
Deposits Not Including Time Deposits [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted Average Rate	0.36%	0.45%
Balance (in Dollars)	363,745,433	349,999,522
Percentage of Deposits	74.60%	70.00%
Certificates of Deposit 0 - 1.99% [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted Average Rate	0.78%	0.93%
Balance (in Dollars)	117,625,137	139,257,653
Percentage of Deposits	24.10%	27.90%
Certificates of Deposit 2.0 - 3.99% [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted Average Rate	2.46%	2.59%
Balance (in Dollars)	5,259,772	7,049,432
Percentage of Deposits	1.10%	1.40%
Certificates of Deposit 4 - 6% [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted Average Rate	4.28%	5.03%
Balance (in Dollars)	688,597	3,708,108
Percentage of Deposits	0.10%	0.70%
Certificate of Deposits [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted Average Rate	0.87%	1.11%
Balance (in Dollars)	$ 123,573,506	$ 150,015,193
Percentage of Deposits	25.40%	30.00%